Share-based Compensation	12 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
Note 14. Share-based Compensation
Prior to the MSGE Distribution Date, certain employees of the Company participated in the share-based compensation plans of Sphere Entertainment (“Sphere Entertainment Employee Stock Plans”). The plans provide for discretionary grants of incentive stock options and non-qualified
stock options, restricted shares, restricted stock units, performance stock units, stock appreciation rights and other share-based awards. All awards granted under the Sphere Entertainment Employee Stock Plans will settle in shares of Sphere Entertainment’s Class A common stock, or, at the option of the Compensation Committee of the Sphere Entertainment Board of Directors, in cash. Prior to the MSGE Distribution Date, the consolidated and combined financial statements only reflect the expenses for the awards provided to the Company’s direct employees, net of expenses related to the Company’s corporate employees who participate in the Sphere Entertainment Employee Stock Plans that were charged to Sphere Entertainment.
Effective as of the MSGE Distribution Date, the Company adopted two share-based compensation plans: the 2023 Employee Stock Plan (the “Employee Stock Plan”) and the 2023 Stock Plan for
Non-Employee
Directors (the
“Non-Employee
Director Plan). Under the Employee Stock Plan, the Company is authorized to grant incentive stock options,
non-qualified
stock options, restricted shares, restricted stock units (“RSUs”), performance stock units (“PSUs”), stock appreciation rights and other equity-based awards. The Company may grant awards under the Employee Stock Plan for up to an aggregate number of 11,000 shares of Class A Common stock, which may be either treasury shares or authorized but unissued shares. Options and stock appreciation rights under the Employee Stock Plan must be granted with an exercise price of not less than the fair market value of a share of the Company’s Class A common stock on the date of grant and must expire no later than 10 years from the date of grant (or up to one additional year in the case of the death of a holder). The terms and conditions of awards granted under the Employee Stock Plan, including vesting and exercisability, are determined by the Compensation Committee of the Board of Directors (“Compensation Committee”) and may include terms or conditions based upon performance criteria. RSUs that were awarded by the Company to its employees will settle in shares of the Company’s Class A common stock (either from treasury or with newly issued shares), or, at the option of the Compensation Committee, in cash. Under the
Non-Employee
Director Plan, the Company is authorized to grant
non-qualified
stock options, RSUs, restricted shares, stock appreciation rights and other equity-based awards. The Company may grant awards under this plan for up to an aggregate number of 750 shares of Class A common stock, which may be either treasury shares or authorized but unissued shares. Options under the
Non-Employee
Director Plan must be granted with an exercise price of not less than the fair market value of a share of the Company’s Class A common stock on the date of grant and must expire no later than 10 years from the date of grant (or up to one additional year in the case of the death of a holder). The terms and conditions of awards granted under the
Non-Employee
Director Plan, including vesting and exercisability, are determined by the Compensation Committee. Unless otherwise provided in an applicable award agreement, options granted under this plan will be fully vested and exercisable upon the date of grant. Unless otherwise provided in an applicable award agreement, RSUs granted under this plan will be fully vested upon the date of grant and will settle in shares of the Company’s Class A common stock (either from treasury or with newly issued shares), or, at the option of the Compensation Committee, in cash.
Treatment After the MSGE Distribution of Share-based Payment Awards Initially Granted U nder
Sphere Entertainment Equity Award Programs
Prior to the MSGE Distribution, certain employees and the
non-employee
directors of Sphere Entertainment (some of whom are now employees or non-employee
directors of the Company) participated in Sphere Entertainment equity award programs (the “Sphere Entertainment Stock Plans”). In connection with the MSGE Distribution, each option to purchase Sphere Entertainment’s Class A common stock became two options: one option to acquire Sphere Entertainment Class A common stock and one an option to acquire the Company’s Class A common stock granted under the Employee Stock Plan. The exercise price of the option was allocated between the existing Sphere Entertainment options and new Company options based upon the weighted average price of each of the Sphere Entertainment Class A common stock and our Class A Common Stock over the ten trading days immediately following the MSGE Distribution. In connection with the MSGE Distribution, each holder of a Sphere Entertainment RSU received one MSG Entertainment RSU in respect of every one Sphere Entertainment RSU owned on the record date and continues to be entitled to a share of Sphere Entertainment Class A common stock (or cash or other property) for each Sphere Entertainment RSU in accordance with the Sphere Entertainment award agreement. Additionally, each holder of a Sphere Entertainment employee PSU received one Company PSU (at target performance) in respect of every one Sphere Entertainment PSU (at target performance) owned on the Record Date and continues to be entitled to a share of Sphere Entertainment Class A common stock (or cash or other property) for each Sphere Entertainment PSU in accordance with the Sphere Entertainment award agreement.
Further, in connection with the MSGE Distribution, each holder of a Sphere Entertainment director RSU received one share of our Class A common stock in respect of every one Sphere Entertainment RSU owned on the Record Date and continues to be entitled to a share of Sphere Entertainment Class A common stock (or cash or other property) in accordance with the Sphere Entertainment award agreement.

Share-based Compensation Expense
Share-based compensation expense is generally recognized straight-line over the vesting term of the award, which typically provides for three-year cliff or graded vesting subject to continued employment. For awards that are graded vesting and subject to performance conditions, in addition to continued employment, the Company uses the graded-vesting method to recognize share-based compensation expense.
The Company’s RSUs, PSUs and/or stock options held by individuals who are solely Sphere Entertainment and/or MSG Sports employees are not expensed by the Company; however, such RSUs/PSUs and/or stock options do have a dilutive effect on earnings (loss) per share available to the Company’s common stockholders.
Share-based compensation expense was recognized in the cons
olidated and combined statements of operations as a component of direct operating expenses or selling, general and administrative expenses. The following tabl
e presents the share-based compensation expense recorded during Fiscal Years 2023, 2022, and 2021:

	Years Ended June 30,
	2023	2022	2021
Share-based compensation expense (a)	$29,521	$37,746	$40,663

(a)
For Fiscal Years 2023, 2022, and 2021 share-based compensation excludes costs of $2,293, $1,612, and nil, respectively, that have been reclassified to Restructuring charges in the consolidated and combined statements of operations, as detailed in Note 5, Restructuring Charges.

RSU and PSU Award Activity
The following table summarizes activity related to MSG Entertainment’s RSUs and PSUs held by the Company, MSG Sports, and Sphere’s employees from the MSGE Distribution Date to June 30, 2023:

	Number of		Weighted- Average Grant-date Fair Value (a)
	RSUs	PSUs
Unvested award balance as of April 20, 2023	1,022	1,156	$66.49
Granted	64	21	$35.09
Vested (b)	(168)	(74)	$62.41
Forfeited	(15)	(19)	$58.82

Unvested award balance as of June 30, 2023	903	1,084	$65.78

(a)
Weighted-average grant-date fair value as of April 20, 2023 and for activity prior to MSGE Distribution Date does not reflect any adjustment associated with the MSGE Distribution. See above for further detail for the MSGE Distribution.

(b)
The fair value of RSUs and PSUs that vested and were distributed during Fiscal Year 2023 was $8,259. Upon delivery, RSUs granted under the Sphere Entertainment Stock Plan (as defined above) were net share-settled to cover the required statutory tax withholding obligations. To fulfill the employees’ statutory minimum tax withholding obligations for the applicable income and other employment taxes, 82 of these RSUs, with an aggregate value of $2,783 were retained by Sphere Entertainment.

As of June 30, 2023, there was $32,635 of unrecognized compensation cost related to unvested RSUs and PSUs held by the Company’s direct employees. The cost is expected to be recognized over a weighted-average period of approximately 1.8 years.

Stock Options Award Activity
Compensation expense for MSG Entertainment stock options held by the Company’s employees is determined based on the grant date fair value of the award calculated using the Black-Scholes options-pricing model. Stock options generally vest over a three years’ service period and expire 7.5 to 10 years from the date of grant.
The following table summarizes activity related to the Company’s stock options
from the MSGE Distribution to June 30, 2023:

	Number of Time Vesting Options	Weighted- Average Exercise Price Per Share (a)	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance as of April 20, 2023	724	$55.87
Options granted in Fiscal Year 2023	—

Balance as of June 30, 2023	724	$55.87	2.47	$—

Exercisable on June 30, 2023	724	$55.87	2.47	$—

(a)
Weighted-average grant-date fair value as of April 20, 2023 and for activity prior to MSGE Distribution Date does not reflect any adjustment associated with the MSGE Distribution. See above for further detail for the MSGE Distribution.